OPERATING REVENUES - Schedule of Revenue and Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 281,480	$ 310,641	$ 349,846
Sales of hardware and related revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	108,137	148,637	194,018
Battery swapping service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	149,007	137,891	131,785
Leasing service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	13,169	13,588	13,253
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating revenue	$ 11,167	$ 10,525	$ 10,790